SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 12, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013	Jun. 16, 2017	Dec. 31, 2007
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)			180,000,000
Balance at end of period (in shares)			180,000,000	180,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares)			101,969,666
Balance at beginning of period, outstanding (in shares)			101,969,666
Common Shares Issued in Follow-on Offering (in shares)			0
Balance at end of period, issued (in shares)			141,969,666	101,969,666
Balance at end of period, outstanding (in shares)			141,969,666	101,969,666
Common Stock [Roll forward]
Equity incentive plan issuance				$ 1
Common Shares Issued in Follow-on Offering, value			$ 103,748	120,069
Common Stock [Abstract]
Net proceeds from underwritten public offering of common shares		$ 120,100	103,748	120,068	$ 0
Additional Paid in Capital [Abstract]
Share premium fund			103,400	215,500
Reduction of share premium	$ 215,500
Contributed Surplus Account [Abstract]
Dividend paid			59,100	125,700
Contribution to surplus account			$ 796,800	$ 640,500
Shareholders' Rights Plan [Abstract]
Preferred share purchase right			one preferred stock purchase right to purchase one one-thousandth of a share of our Series A Participating Preferred Stock for each outstanding share of its common stock, par value $0.01 per share
Common Share, par value (in dollars per share)			$ 0.01	$ 0.01			$ 0.01	$ 0.01
Shareholders rights, exercise price (in dollars per share)							$ 30	$ 115
Percentage of common share ownership							15.00%	15.00%
Shares issued under dividend reinvestment plan (in shares)						1,664,450
Common Stock [Member]
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)			180,000,000	180,000,000	180,000,000
Balance at end of period (in shares)			180,000,000	180,000,000	180,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares)			101,969,666	89,182,001	89,182,001
Balance at beginning of period, outstanding (in shares)			101,969,666	89,182,001	89,182,001
Equity incentive plan issuance (in shares)				137,665
Common Shares Issued in Follow-on Offering (in shares)			40,000,000	12,650,000
Balance at end of period, issued (in shares)			141,969,666	101,969,666	89,182,001
Balance at end of period, outstanding (in shares)			141,969,666	101,969,666	89,182,001
Common Stock [Roll forward]
Balance at beginning of period			$ 1,020	$ 892	$ 892
Equity incentive plan issuance				1
Common Shares Issued in Follow-on Offering, value			400	127
Balance at end of period			$ 1,420	$ 1,020	$ 892